Cover	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	000-56340
Entity Registrant Name	C2 Blockchain, Inc.
Entity Central Index Key	0001882781
Entity Tax Identification Number	87-2645378
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12818 SW 8th St Unit #2008
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33184
City Area Code	888
Local Phone Number	437-3432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false